RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Salaries and other benefits	$ 5.5	$ 7.2
Retirement benefits	0.7	2.1
Share-based payments	3.2	4.2
Key management personnel compensation	$ 9.4	$ 13.5